UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number       811-04854

The Oberweis Funds
(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Address of principal executive offices) (Zip code)

James W. Oberweis
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

OBERWEIS MICRO-CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

		SHARES	VALUE
EQUITIES	100.7%
AEROSPACE	0.1%
LMI AEROSPACE, INC.*		3,500	$25,340

AIR TRANSPORT	0.1%
CPI AEROSTRUCTURES, INC.*		3,000	20,100

BIOTECHNOLOGY	5.2%
NPS PHARMACEUTICALS, INC.*		51,300	215,460
REPLIGEN CORP.*		149,900	718,021
			933,481

COMMUNICATION TECHNOLOGY	0.3%
CERAGON NETWORKS LTD.*		4,500	19,125
CHYRON CORP.*		24,100	28,679
			47,804

COMPUTER SERVICES SOFTWARE & SYSTEMS	24.4%
ARCSIGHT, INC.*		41,900	535,063
ART TECHNOLOGY GROUP, INC.*		72,900	185,895
CLICKSOFTWARE TECHNOLOGIES LTD.*		213,400	793,848
DEMANDTEC, INC.*		25,100	219,625
EBIX, INC.*		33,700	837,445
GSE SYSTEMS, INC.*		78,600	467,670
NCI, INC.*		20,300	527,800
OPNET TECHNOLOGIES, INC.*		17,900	155,193
SOURCEFIRE, INC.*		25,500	185,640
TELECOMMUNICATION SYSTEMS, INC.*		53,200	487,844
			4,396,023

COMPUTER TECHNOLOGY	2.2%
ICAD, INC.*		295,100	268,541
OCCAM NETWORKS, INC.*		41,900	110,197
VOLTAIRE LTD.*		8,900	21,093
			399,831

DRUGS & PHARMACEUTICALS	6.9%
AKORN, INC.*		153,500	132,010
ALLION HEALTHCARE, INC.*		56,500	259,900
CYPRESS BIOSCIENCE, INC.*		45,200	321,372
HI-TECH PHARMACAL CO., INC.*		54,400	310,080
LANNETT CO., INC.*		30,100	164,948
SUPERGEN, INC.*		30,600	55,386
			1,243,696

ELECTRONIC MEDICAL SYSTEMS	1.5%
SOMANETICS CORP.*		17,998	273,210

ELECTRONICS	0.1%
LASERCARD CORP.*		6,000	14,460

ELECTRONICS SEMI-CONDUCTORS	5.9%
AXT, INC.*		44,500	38,270
CEVA, INC.*		38,900	283,192
INTELLON CORP.*		56,800	124,954
NVE CORP.*		13,600	391,816
RAMTRON INTERNATIONAL CORP.*		125,700	124,443
VIRAGE LOGIC CORP.*		30,100	101,136
			1,063,811

ENGINEERING & CONSTRUCTION SERVICES	0.7%
ECOLOGY & ENVIRONMENT, INC.*		4,100	53,915
VSE CORP.		2,600	69,420
			123,335

ENTERTAINMENT	0.1%
IMAGE ENTERTAINMENT, INC.*		19,900	25,671

FINANCIAL DATA PRODUCT SERVICES	3.1%
CYBERSOURCE CORP.*		38,429	569,133

GOLD	2.2%
RICHMONT MINES, INC.*		51,900	196,182
WESTERN GOLDFIELDS, INC.*		109,000	204,920
			401,102

HEALTH CARE SERVICES	4.9%
ALMOST FAMILY, INC.*		19,400	370,346
IPC THE HOSPITALIST COMPANY, INC.*		27,080	515,603
			885,949

HEALTH CARE MISC.	4.9%
AMERICAN CARESOURCE HLDGS., INC.*		115,500	884,730

MACHINE OILWELL EQUIPMENT	1.8%
BOOTS & COOTS INTERNATIONAL WELL CONTROL, INC.*		98,600	123,250
T-3 ENERGY SERVICES, INC.*		16,500	194,370
			317,620

MACHINERY - INDUSTRIAL	1.0%
ADEPT TECHNOLOGY, INC.*		8,600	36,120
AMTECH SYSTEMS, INC.*		44,200	142,324
			178,444

MEDICAL & DENTAL INSTRUMENTS & SUPPLY	8.9%
EXACTECH, INC.*		11,500	132,135
SYNOVIS LIFE TECHNOLOGIES, INC.*		45,500	629,720
TRANSCEND SERVICES, INC.*		12,100	120,758
VNUS MEDICAL TECHNOLOGIES, INC.*		34,200	727,434
			1,610,047

OIL CRUDE PRODUCER	4.0%
CARRIZO OIL & GAS, INC.*		19,900	176,712
DOUBLE EAGLE PETROLEUM CO.*		13,900	71,863
GEORESOURCES, INC.*		21,900	147,168
GMX RESOURCES, INC.*		12,600	81,900
PANHANDLE OIL & GAS, INC.		13,100	224,272
			701,915

POLLUTION & ENVIRONMENTAL SERVICE	2.6%
FUEL-TECH, INC.*		45,500	475,930

RETAIL	0.1%
APPLIANCE RECYCLING CENTERS OF AMERICA, INC.*		6,100	11,468

RETAIL-JEWELRY	0.9%
FUQI INTERNATIONAL, INC.*		36,300	170,610

SERVICE COMMERCIAL	6.0%
GLOBAL TRAFFIC NETWORK, INC.*		98,200	297,546
ICF INTERNATIONAL, INC.*		34,500	792,465
			1,090,011

TECHNOLOGY MISC.	1.9%
VOCUS, INC.*		25,800	342,882

TELECOMMUNICATIONS	0.0%
MAGAL SECURITY SYSTEM LTD.*		14	59

TEXTILE - APPAREL MANUFACTURER	2.3%
G-III APPAREL GROUP LTD.*		22,800	125,856
TRUE RELIGION APPAREL, INC.*		25,000	295,250
			421,106

TIRES & RUBBER	2.4%
FEMALE HEALTH CO.*		115,000	424,339

UTILITIES- MISC	1.6%
PERMA-FIX ENVIRONMENTAL SERVICES, INC. *		144,100	280,995

UTILITIES TELECOMMUNICATION	3.2%
COMMTOUCH SOFTWARE LTD.*		467	803
RRSAT GLOBAL COMMUNICATION NETWORK LTD.*		49,000	588,000
			588,803

WHOLESALE & INTERNATIONAL TRADE	0.7%
SUMMER INFANT, INC.*		67,900	121,541

WHOLESALERS	0.7%
EMERGENT GROUP, INC.*		17,500	127,925

TOTAL EQUITIES
(COST: $20,883,849)			$18,171,371

WARRANTS	0.1%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
KOWABUNGA! ($2.50, expires 04-03-11) (a)		260,000	$15,291
KOWABUNGA! ($3.05, expires 12-05-11) (a)		81,873	6,437
KOWABUNGA! ($4.00, expires 12-05-11) (a)		40,937	2,933

TOTAL WARRANTS
(COST: $0)			$24,661

TOTAL INVESTMENTS	100.8%
(COST: $20,883,849)			$18,196,032

OTHER LIABILITIES LESS ASSETS	(0.8%)		(148,653)

NET ASSETS - 100% (EQUIVALENT TO $6.22 PER SHARE BASED ON 2,903,103 SHARES OUTSTANDING)			$18,047,379

(a) Fair Valued Security

* Non-Income producing security during the period ended March 31, 2009.

Based on the cost of investments of $20,989,941 for federal income tax purposes at March 31, 2009, the aggregate gross unrealized appreciation was $2,546,423 the aggregate gross unrealized depreciation was $5,340,332 and the net unrealized depreciation of investments was $2,793,909 .

OBERWEIS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

		SHARES	VALUE
EQUITIES	100.8%
ADVERTISING AGENCY	3.3%
VISIONCHINA MEDIA, INC. ADR*		358,000	$2,309,100

BEVERAGE - SOFT DRINKS	4.2%
GREEN MOUNTAIN COFFEE ROASTERS, INC.*		60,500	2,904,000

COMMUNICATION TECHNOLOGY	3.9%
BIGBAND NETWORKS, INC.*		117,800	771,590
STARENT NETWORKS CORP.*		121,500	1,919,700
			2,691,290

COMPUTER SERVICES SOFTWARE & SYSTEMS	17.2%
3PAR, INC.*		91,550	601,483
ARCSIGHT, INC.*		189,000	2,413,530
ART TECHNOLOGY GROUP, INC.*		325,900	831,045
CONCUR TECHNOLOGIES, INC.*		25,100	481,669
NETSCOUT SYSTEMS, INC.*		159,000	1,138,440
PEGASYSTEMS, INC.		176,800	3,283,176
SAPIENT CORP.*		83,200	371,904
STANLEY, INC.*		49,600	1,259,344
SXC HEALTH SOLUTIONS CORP.*		45,100	971,454
TELECOMMUNICATION SYSTEMS, INC.*		56,300	516,271
			11,868,316

COMPUTER TECHNOLOGY	4.7%
DATA DOMAIN, INC.*		45,300	569,421
SYNAPTICS, INC.*		99,000	2,649,240
			3,218,661

DRUGS & PHARMACEUTICALS	3.6%
CYPRESS BIOSCIENCE, INC.*		216,300	1,537,893
EMERGENT BIOSOLUTIONS, INC.*		71,000	959,210
			2,497,103

EDUCATION SERVICES	1.7%
AMERICAN PUBLIC EDUCATION, INC.*		27,754	1,167,333

ELECTRICAL	1.2%
AXSYS TECHNOLOGIES, INC.*		19,290	810,952

ELECTRONIC MEDICAL SYSTEMS	4.1%
QUALITY SYSTEMS, INC.		46,400	2,099,600
SOMANETICS CORP.*		47,893	727,016
			2,826,616

ELECTRONICS SEMI-CONDUCTORS	5.0%
CAVIUM NETWORKS, INC.*		120,600	1,391,724
NETLOGIC MICROSYSTEMS, INC.*		74,900	2,058,252
			3,449,976

ELECTRONICS TECHNOLOGY	2.3%
AMERICAN SCIENCE & ENGINEERING, INC.		19,200	1,071,360
COGENT, INC.*		45,000	535,500
			1,606,860

FINANCIAL DATA PRODUCT SERVICES	3.4%
CYBERSOURCE CORP.*		157,000	2,325,170

HEALTH CARE MANAGEMENT SERVICES	2.4%
CATALYST HEALTH SOLUTIONS, INC.*		82,200	1,629,204

HEALTH CARE SERVICES	11.6%
ATHENAHEALTH, INC.*		57,750	1,392,352
CARDIONET, INC.*		96,800	2,716,208
HMS HLDGS. CORP.*		53,400	1,756,860
IPC THE HOSPITALIST CO., INC.*		116,000	2,208,640
			8,074,060

MACHINE OILWELL EQUIPMENT	0.7%
CARBO CERAMICS, INC.*		16,200	460,728

MEDICAL & DENTAL INSTRUMENTS & SUPPLY	3.1%
CONCEPTUS, INC.*		34,400	404,200
THORATEC CORP.*		66,400	1,705,816
			2,110,016

MEDICAL & DENTAL SERVICES	3.5%
GENOPTIX, INC.*		88,000	2,400,640

OFFSHORE DRILLING
ATWOOD OCEANICS, INC.*	0.7%	30,300	502,677

OIL CRUDE PRODUCER	4.2%
ARENA RESOURCES, INC.*		43,900	1,118,572
BILL BARRETT CORP.*		22,700	504,848
CARRIZO OIL & GAS, INC.*		84,501	750,369
GOODRICH PETROLEUM CORP.*		28,600	553,696
			2,927,485

POLLUTION & ENVIRONMENTAL SERVICE	0.5%
FUEL-TECH, INC.*		34,100	356,686

PRINT & COPY SERVICES
VISTAPRINT LTD.*	2.7%	67,200	1,847,328

RESTAURANTS	2.2%
BUFFALO WILD WINGS, INC.*		41,100	1,503,438

SERVICE COMMERCIAL	1.5%
G-MARKET, INC. ADR*		64,900	1,065,009

SHOES	2.8%
DECKERS OUTDOOR CORP.*		26,900	1,426,776
ICONIX BRAND GROUP, INC.*		59,100	523,035
			1,949,811

TECHNOLOGY MISC.	0.9%
VOCUS, INC.*		46,200	613,998

TELECOMMUNICATIONS
MASTEC, INC.*	2.1%	121,100	1,464,099

TEXTILE-APPAREL MANUFACTURER	1.5%
TRUE RELIGION APPAREL, INC.*		87,600	1,034,556

UTILITIES TELECOMMUNICATION	4.2%
NEUTRAL TANDEM, INC.*		117,950	2,902,750

WHOLESALE & INTERNATIONAL TRADE	1.6%
CENTRAL EUROPEAN DISTRIBUTION CORP.*		105,500	1,135,180

TOTAL EQUITIES
(COST: $70,795,604)			$69,653,042

WARRANTS	0.0%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
KOWABUNGA! ($2.50, expires 04/03/11) (a)		540,000	$31,758
KOWABUNGA! ($3.05, expires 12/05/11) (a)		170,043	13,371
KOWABUNGA! ($4.00, expires 12/05/11) (a)		85,022	6,091

TOTAL WARRANTS
(COST: $0)			$51,220

TOTAL INVESTMENTS	100.8%
(COST: $70,795,604)			$69,704,262

OTHER LIABILITIES LESS ASSETS	(0.8%)		(586,405)

NET ASSETS - 100% (EQUIVALENT TO $9.92 PER SHARE BASED ON 6,969,621 SHARES OUTSTANDING)			$69,117,857

(a) Fair Valued Security

* Non-Income producing security during the period ended March 31, 2009.

ADR - American Depositary Receipt

Based on the cost of investments of $72,332,630 for federal income tax purposes at March 31, 2009, the aggregate gross unrealized appreciation was $7,529,303, the aggregate gross unrealized depreciation was $10,157,671 and the net unrealized depreciation of investments was $2,628,368.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.8%
ADVERTISING AGENCY	1.1%
VISIONCHINA MEDIA, INC. ADR*		6,400	41,280

AEROSPACE	1.2%
ARGON ST, INC.*		2,400	45,528

BEVERAGE- SOFT DRINKS	4.4%
GREEN MOUNTAIN COFFEE ROASTERS, INC.*		3,500	168,000

BIOTECH RESEARCH & PRODUCTION	3.2%
ALEXION PHARMACEUTICALS, INC.*		1,100	41,426
ICON PLC ADR*		2,200	35,530
MYRIAD GENETICS, INC.*		1,000	45,470
			122,426

COMMUNICATION TECHNOLOGY	2.8%
STARENT NETWORKS CORP.*		6,900	109,020

COMPUTER SERVICES SOFTWARE & SYSTEMS	9.6%
ANSYS, INC.*		1,000	25,100
ARCSIGHT, INC.*		3,400	43,418
BAIDU.COM, INC. ADR*		600	105,960
COGNIZANT TECHNOLOGY SOLUTIONS CORP.*		3,400	70,686
CONCUR TECHNOLOGIES, INC.*		1,800	34,542
MANTECH INTERNATIONAL CORP.*		900	37,710
NUANCE COMMUNICATIONS, INC.*		4,800	52,032
			369,448

COMPUTER TECHNOLOGY	4.8%
SYNAPTICS, INC.*		6,850	183,306

CONSUMER DISCRETIONARY MISC.	1.4%
COINSTAR, INC.*		1,600	52,384

CONSUMER ELECTRONICS	2.4%
DOLBY LABORATORIES, INC.*		2,700	92,097

DRUGS & PHARMACEUTICALS	1.5%
UNITED THERAPEUTICS CORP.*		900	59,481

ELECTRONIC MEDICAL SYSTEMS	7.8%
ILLUMINA, INC.*		3,000	111,720
INTUITIVE SURGICAL, INC.*		391	37,286
MASIMO CORP.*		3,000	86,940
QUALITY SYSTEMS, INC.		1,400	63,350
			299,296

ELECTRICAL	2.4%
AXSYS TECHNOLOGIES, INC.*		2,200	92,488

ELECTRONICS	1.2%
FLIR SYSTEMS, INC.*		2,300	47,104

ELECTRONICS SEMI-CONDUCTORS	3.2%
FORMFACTOR, INC.*		1,100	19,822
NETLOGIC MICROSYSTEMS, INC.*		3,700	101,676
			121,498

ENGINEERING SERVICES	2.5%
AECOM TECHNOLOGY CORP.*		3,700	96,496

FINANCIAL DATA PRODUCT SERVICES	3.1%
CYBERSOURCE CORP.*		8,000	118,480

HEALTH CARE MANAGEMENT SERVICES	10.2%
ALLSCRIPTS-MISYS HEALTHCARE SOLUTIONS, INC.*		10,900	112,161
ATHENAHEALTH, INC.*		4,400	106,084
CARDIONET, INC.*		2,800	78,568
HMS HLDGS. CORP.*		2,900	95,410
			392,223

INSURANCE- PROPERTY & CASUALTY	0.7%
INVESTORS TITLE CO.*		900	26,091

MACHINE OILWELL EQUIPMENT	2.0%
HELMERICH & PAYNE, INC.*		1,600	36,432
T-3 ENERGY SERVICES, INC.*		3,300	38,874
			75,306

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.2%
THORATEC CORP.*		3,300	84,777

MEDICAL & DENTAL SERVICES	3.5%
GENOPTIX, INC.*		5,000	136,400

OFFSHORE DRILLING	0.9%
ATWOOD OCEANICS, INC.*		2,000	33,180

OIL CRUDE PRODUCER	4.3%
ARENA RESOURCES, INC.*		800	20,384
CARRIZO OIL & GAS, INC.*		5,400	47,952
MARINER ENERGY, INC.*		3,100	24,025
PENN VIRGINIA CORP.*		3,400	37,332
PETROQUEST ENERGY, INC.*		15,100	36,240
			165,933

PRINT & COPY SERVICES	2.2%
VISTAPRINT LTD.*		3,000	82,470

PRODUCTION TECHNOLOGY EQUIPMENT	1.5%
CYMER, INC.*		900	20,034
ELECTRO SCIENTIFIC INDUSTRIES, INC.*		3,100	18,352
ULTRATECH, INC. *		1,600	19,984
			58,370
RESTAURANTS	1.8%
BUFFALO WILD WINGS, INC. *		1,900	69,502

RETAIL	6.0%
AARON'S, INC.*		1,900	50,654
GAMESTOP CORP.*		1,500	42,030
NETFLIX, INC.*		1,200	51,504
PRICESMART, INC.*		2,800	50,428
URBAN OUTFITTERS, INC.*		2,200	36,014
			230,630

SERVICE COMMERCIAL	2.1%
ICF INTERNATIONAL, INC.*		1,500	34,455
TETRA TECH, INC.*		2,200	44,836
			79,291

SHOES	1.0%
DECKERS OUTDOOR CORP.*		700	37,128

TIRES & RUBBER	1.2%
FEMALE HEALTH CO.*		12,100	44,648
.
TELECOMMUNICATIONS	1.2%
MASTEC, INC.*		3,700	44,733

UTILITIES- MISC	1.4%
PERMA-FIX ENVIRONMENTAL SERVICES, INC.*		28,000	54,600

UTILITIES- TELECOMMUNICATION	1.8%
NEUTRAL TANDEM, INC.*		2,800	68,908

WHOLESALE AND INTERNATIONAL TRADE	2.2%
CENTRAL EUROPEAN DISTRIBUTION CORP.*		7,952	85,563

TOTAL EQUITIES
(COST: $4,217,669)			$3,788,085

TOTAL INVESTMENTS	98.8%
(COST: $4,217,669)			$3,788,085

OTHER ASSETS LESS LIABILITIES	1.2%		46,313

NET ASSETS - 100% (EQUIVALENT TO $5.46 PER SHARE BASED ON 702,844 SHARES OUTSTANDING)			$3,834,398

* Non-Income producing security during the quarter ended March 31, 2009.

ADR - American Depositary Receipt

Based on the cost of investments of $4,285,169 for federal income tax purposes at March 31, 2009 the aggregate gross unrealized appreciation was $307,843  the aggregate gross unrealized depreciation was $758,614 and the net unrealized depreciation of investments was $450,771.

OBERWEIS CHINA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.1%
AUTO COMPONENTS	1.5%
XINYI GLASS HLDG. CO. LTD.(a)*		4,415,400	1,959,488

BIOTECHNOLOGY	2.0%
3SBIO, INC., LTD.*		293,500	1,986,995
SINO BIOPHARMACEUTICAL LTD.(a)*		4,120,000	632,623
			2,619,618
CHEMICALS	2.8%
HUABAO INTERNATIONAL HLDGS. LTD.(a)		3,692,300	3,036,646
SINOFERT HLDGS. LTD.(a)*		1,470,300	647,204
			3,683,850

COMMUNICATIONS EQUIPMENT	1.7%
COMBA TELECOM SYSTEMS HLDGS. LTD.(a)*		6,120,000	2,166,312

CONSTRUCTION & ENGINEERING	0.8%
MIDAS HLDGS. LTD.(a)		3,783,400	1,044,760

CONSTRUCTION MATERIALS	2.8%
CHINA NATIONAL MATERIALS CO. (a)*		3,415,100	1,792,987
CHINA SHANSHUI CEMENT GROUP LTD.(a)*		5,009,300	1,827,833
			3,620,820

CONTAINERS & PACKAGING	1.2%
AMVIG HLDGS. LTD.(a)*		2,679,400	1,506,847

DIVERSIFIED CONSUMER SERVICES	6.3%
ATA, INC. ADR*		351,500	1,511,450
CHINA DISTANCE EDUCATION HLDGS., INC. ADR*		520,800	2,833,152
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR*		74,400	3,738,600
			8,083,202

ELECTRICAL EQUIPMENT	6.1%
CHINA HIGH SPEED TRANSMISSION (a)*		2,621,300	3,746,478
ZHUZHOU CSR TIMES ELECTIC CO. LTD. (a)*		4,035,900	4,105,000
			7,851,478

ELECTRONIC EQUIPMENT & INSTRUMENTS	4.8%
CHINA POWER NEW ENERGY DEVELOPMENT CO. LTD.(a)*		45,601,000	1,883,911
INSPUR INTERNATIONAL LTD.(a)*		10,090,000	1,188,835
WASION GROUP HLDGS. LTD.(a)*		9,399,300	3,057,628
			6,130,374

ENERGY EQUIPMENT & SERVICES	2.7%
ANTON OILFIELD SERVICES GROUP(a)*		19,451,900	1,507,092
CHINA OILFIELD SERVICES LTD.(a)*		904,200	716,596
SHANDONG MOLONG PETROLEUM MACHINERY CO. LTD.(a)*		14,565,400	1,295,187
			3,518,875

FOOD PRODUCTS	3.0%
CHINA GREEN HLDGS. LTD.(a)		1,053,500	622,591
CHINA YURUN FOOD GROUP LTD.(a)*		558,200	713,058
WANT WANT CHINA HLDGS. LTD.(a)*		5,340,400	2,478,236
			3,813,885

GAS UTILITIES	0.8%
XINAO GAS HLDGS. LTD.(a)*		1,079,600	1,087,080

HEALTH CARE EQUIPMENT SUPPLIES	5.8%
MINDRAY MEDICAL INTERNATIONAL LTD. ADR		94,100	1,741,791
MINGYUAN MEDICARE DEVELOPMENT CO. LTD.(a)*		14,650,500	879,151
SHANDONG WEIGAO GROUP (a)*		2,734,800	4,867,920
			7,488,862

HOTELS RESTAURANTS & LEISURE	1.6%
CTRIP.COM INTERNATIONAL LTD. ADR*		12,900	353,460
FU JI FOOD & CATERING SERVICES HLDGS. LTD. (a)*		1,434,000	633,057
HOME INNS & HOTELS MGMT., INC. ADR*		72,400	714,588
REXLOT HLDGS. LTD. (a)*		11,978,400	378,643
			2,079,748

HOUSEHOLD PRODUCTS	2.4%
VINDA INTERNATIONAL HLDGS. LTD. (a)*		7,152,000	3,055,005

INSURANCE	1.8%
CNINSURE, INC. ADR*		312,600	2,303,862

INTERNET SOFTWARE & SERVICES	11.4%
ASIAINFO HLDG., INC.*		284,900	4,800,565
BAIDU.COM, INC. ADR*		20,300	3,584,980
SOHU.COM, INC.*		59,150	2,443,487
TENCENT HLDGS. LTD. (a)*		512,700	3,793,772
			14,622,804

LEISURE EQUIPMENT & PRODUCTS	1.2%
LI NING CO. LTD. (a)*		903,200	1,493,940

MACHINERY	7.4%
CHINA AUTOMATION GROUP LTD. (a)*		11,969,500	2,567,915
CHINA FIRE & SECURITY GROUP, INC.*		6,600	51,876
CHINA SOUTH LOCOMOTIVE AND ROLLING STOCK CORP. LTD.(a)*		3,837,200	1,752,945
LONKING HLDGS. LTD.(a)*		1,314,100	799,081
SINOTRUK HONG KONG LTD.(a)*		1,674,000	1,300,695
ZHONGDE WASTE TECHNOLOGY AG*		192,587	3,037,198
			9,509,710

MEDIA	6.5%
A8 DIGITAL MUSIC HLDGS. LTD.(a)*		1,940,000	362,239
AIR MEDIA GROUP, INC. ADR*		297,000	1,244,430
CHINA MASS MEDIA INTERNATIONAL ADVERTISING CORP. ADR*		216,500	400,525
SINOMEDIA HLDG. LTD.(a)*		14,483,000	2,013,635
VISIONCHINA MEDIA, INC. ADR*		677,300	4,368,585
			8,389,414

METALS & MINING	1.2%
ZHAOJIN MINING INDUSTRY CO. LTD.(a)*		1,099,100	1,557,396

MULTILINE RETAIL	2.5%
GOLDEN EAGLE RETAIL GROUP LTD.(a)*		4,013,064	2,639,201
PARKSON RETAIL GROUP LTD.(a)*		543,300	551,130
			3,190,331

PERSONAL PRODUCTS	3.0%
HENGAN INTERNATIONAL GROUP CO. LTD.(a)*		966,100	3,886,139

PHARMACEUTICALS	0.5%
SIHUAN PHARMACEUTICAL HLDGS. GROUP LTD.(a)*		1,621,000	664,728

REAL ESTATE MANAGEMENT & DEVELOPMENT	2.3%
E-HOUSE CHINA HLDGS. LTD. ADR*		132,100	1,026,417
SINO-OCEAN HLDGS. LTD.(a)*		2,959,800	1,947,474
			2,973,891

SOFTWARE	10.6%
KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.(a)*		8,903,400	1,151,953
KINGSOFT CORP. LTD.(a)*		4,998,800	2,077,082
LONGTOP FINANCIAL TECHNOLOGIES LTD. ADR*		231,925	4,923,768
PERFECT WORLD CO. LTD. ADR*		96,800	1,360,040
SHANDA INTERACTIVE ENTERTAINMENT LTD. ADR*		42,100	1,664,213
VANCEINFO TECHNOLOGIES, INC. ADR*		502,775	2,513,875
			13,690,931

TEXTILE, APPAREL & LUXURY GOODS	3.3%
ANTA SPORTS PRODUCTS CO. LTD.(a)*		4,051,600	2,672,019
CHINA DONGXIANG GROUP CO.(a)*		1,798,000	661,868
PORTS DESIGN LTD.(a)*		766,895	886,977
			4,220,864

WATER UTILITIES	1.1%
EPURE INTERNATIONAL LTD.(a)*		7,128,200	1,390,068

TOTAL EQUITIES
(COST: $133,942,071)			$127,604,282

COMMERCIAL PAPER	1.4%	FACE AMOUNT	VALUE
PRUDENTIAL FINANCIAL
1.25%, DUE 04/02/2009		1,800,000	$1,800,000

TOTAL COMMERCIAL PAPER
(COST: $1,800,000 )			$1,800,000

WARRANTS	0.0%	UNITS	VALUE
CHEMICALS
JIUTIAN CHEMICAL GROUP LTD. ($0.80, expires 10/15/10)		4,587,700	$15,082

TOTAL WARRANTS
(COST: $0)			$15,082

TOTAL INVESTMENTS	100.5%
(COST: $135,742,071)			$129,419,364

OTHER LIABILITIES LESS ASSETS	(0.5%)		(684,878)

NET ASSETS - 100% (EQUIVALENT TO $8.22 PER SHARE BASED ON 15,657,081 SHARES OUTSTANDING)			$128,734,486

(a) Fair Valued Security

* Non-Income producing security during the period ended March 31, 2009.

ADR - American Depositary Receipt

Based on the cost of investments of $145,326,510 for federal income tax purposes at March 31, 2009, the aggregate gross unrealized appreciation was $10,548,562, the aggregate gross unrealized depreciation was $26,455,708  and the net unrealized depreciation of investments was $15,907,146.

COUNTRY ALLOCATION
(AS A PERCENTAGE OF NET ASSETS BASED ON THE COUNTRY OF RISK OF THE UNDERLYING SECURITY)
CHINA (INCLUDES THE PEOPLE'S REPUBLIC OF CHINA, HONG KONG AND TAIWAN)	97.2%
SINGAPORE	1.9%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.5%
AUSTRALIA	4.1%
CAMPBELL BROTHERS LTD.(a)*		2,000	$19,011
COMPUTERSHARE LTD.(a)		17,000	103,656
EQUINOX MATERIALS LTD.*		74,700	109,609
JB HI-FI LTD.(a)		31,000	248,882
			481,158

BELGIUM	0.8%
BEKAERT NV (a)*		1,400	94,551

CANADA	4.6%
5N PLUS, INC.*		20,200	86,677
AURIZON MINES LTD.*		13,600	62,563
IAMGOLD CORP.*		7,100	61,269
OSISKO MINING CORP.*		10,500	47,886
PACIFIC RUBIALES ENERGY CORP.*		34,800	134,971
RED BACK MINING, INC.*		7,400	47,835
THOMPSON CREEK METALS CO., INC.*		26,800	105,644
			546,845

CHILE	0.7%
SOCIEDAD QUIMICA Y MINERA DE CHILE SA ADR*		3,050	81,008

CHINA	7.9%
ASIAINFO HLDGS., INC.*		9,350	157,547
CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP CO. LTD.(a)*		122,500	175,082
CHINA NATIONAL BUILDING MATERIAL CO. LTD.(a)*		75,400	111,580
CHINA NATIONAL MATERIALS CO. (a)*		157,200	82,533
GUANGZHOU R&F PROPERTIES CO. LTD.(a)*		83,800	97,286
SHANDONG WEIGAO GROUP (a)*		59,800	106,443
WANT WANT CHINA HLDGS. LTD.(a)*		238,800	110,816
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.(a)*		86,100	87,574
			928,861

FINLAND	1.5%
ELISA CORP.(a)		1,200	17,492
KONECRANES OYJ(a)		6,000	100,228
NOKIAN RENKAAT OYJ(a)*		4,900	57,434
			175,154

FRANCE	3.8%
FAIVELEY SA(a)*		2,400	175,404
INGENICO SA(a)*		9,500	157,634
SCOR SE(a)*		5,600	115,078
			448,116

GERMANY	9.0%
BAUER AG(a)		1,830	53,230
COMDIRECT BANK AG(a)*		8,300	60,433
FIELMANN AG(a)*		2,000	122,813
PHOENIX SOLAR AG(a)		4,000	179,606
QIAGEN NV(a)*		5,800	92,374
SGL CARBON AG(a)*		1,230	29,276
SOFTWARE AG(a)*		3,950	280,350
VOSSLOH AG(a)*		600	63,585
WIRECARD AG(a)*		26,000	172,045
			1,053,712

GREECE	1.2%
INTRALOT SA INTEGRATED LOTTERY SYSTEMS & SERVICES(a)*		10,600	52,261
JUMBO SA(a)*		11,100	84,070
			136,331

HONG KONG	3.2%
NOBLE GROUP LTD.(a)*		303,400	237,482
SINO-OCEAN HLDGS. LTD.(a)*		206,200	135,674
			373,156

ISRAEL	1.0%
NICE SYSTEMS LTD. ADR*		4,700	116,842

ITALY	2.2%
ANSALDO STS SPA(a)*		8,500	134,962
UNIONE DI BANCHE ITALIANE SCPA(a)*		11,900	131,032
			265,994
JAPAN	12.4%
CAPCOM CO. LTD.(a)		6,400	115,287
COSMOS PHARMACEUTICAL CORP.(a)*		7,300	86,919
GOURMET NAVIGATOR, INC.(a)		40	80,897
KAKAKU.COM, INC.(a)		24	72,613
KINKI SHARYO CO. LTD.(a)		19,800	91,944
NITORI CO. LTD.(a)		1,100	61,566
ONCOTHERAPY SCIENCE, INC.(a)*		65	95,929
OSAKA SECURITIES EXCHANGE CO. LTD.(a)		37	119,155
POINT, INC.(a)*		2,500	113,570
SEVEN BANK LTD.(a)		30	79,928
SMS CO. LTD.(a)		30	141,225
SSP CO. LTD.(a)		13,100	68,444
TORISHIMA PUMP MFG. CO. LTD.(a)		14,500	160,197
TOWA PHARMACEUTICAL CO. LTD.(a)		2,400	100,552
TOYO ENGINEERING CORP.(a)		25,500	75,319
			1,463,545

NETHERLANDS	1.8%
GEMALTO NV(a)*		7,400	211,223

NORWAY	1.9%
TANDBERG ASA(a)*		15,100	221,951

POLAND	0.2%
CENTRAL EUROPEAN DISTRIBUTION CORP.*		2,600	27,976

SOUTH AFRICA	1.4%
AQUARIUS PLATINUM LTD.(a)*		55,100	161,836

SOUTH KOREA	4.9%
CJ INTERNET CORP.(a)*		9,800	116,045
NEOWIZ GAMES CORP.(a)*		6,300	212,022
SODIFF ADVANCED MATERIALS CO. LTD.(a)		2,900	143,198
TAEWOONG CO. LTD.(a)		900	55,577
TK CORP.(a)*		2,500	53,764
			580,606

SPAIN	0.4%
GRIFOLS SA(a)*		3,100	44,649

SWEDEN	5.2%
BETSSON AB(a)*		15,300	170,016
NET ENTERTAINMENT NE AB(a)*		25,900	147,495
ORIFLAME COSMETICS SA(a)*		4,300	134,254
UNIBET GROUP PLC(a)*		7,900	156,394
			608,159

SWITZERLAND	2.9%
ACTELION LTD.(a)*		2,650	120,936
GALENICA AG.(a)*		300	86,592
TEMENOS GROUP AG(a)*		12,400	133,756
			341,284

UNITED KINGDOM	27.4%
AMLIN PLC(a)		20,300	100,049
ASOS PLC(a)*		34,000	146,652
AUTONOMY CORP. PLC(a)*		11,300	210,965
AVEVA GROUP(a)		6,500	52,462
BELLWAY PLC(a)*		9,700	94,055
CHEMRING GROUP PLC(a)		3,300	89,721
DE LA RUE PLC(a)		7,569	105,402
DOMINO'S PIZZA UK & IRL PLC(a)*		51,900	167,107
FIDESSA GROUP PLC(a)*		2,900	33,847
GAME GROUP PLC(a)*		48,100	103,821
ICAP PLC(a)*		25,400	110,611
IG GROUP HLDGS. PLC(a)		41,900	105,156
INTERMEDIATE CAPITAL GROUP PLC(a)*		18,500	79,676
INTERNATIONAL PERSONAL FINANCE PLC(a)*		42,300	54,521
LANCASHIRE HLDGS. LTD.(a)*		17,000	116,788
MICRO FOCUS INTERNATIONAL PLC(a)		33,300	144,096
MOTHERCARE PLC(a)*		26,200	145,522
PARTYGAMING PLC(a)*		4,200	14,393
PERSIMMON PLC(a)*		20,500	101,326
PETROFAC LTD.(a)*		39,800	305,961
PLAYTECH LTD.(a)*		38,500	247,393
RPS GROUP PLC(a)*		53,600	119,791
SHIRE PLC(a)		9,700	118,786
WEIR GROUP(a)*		27,900	165,513
WELLSTREAM HLDGS. PLC(a)*		17,400	107,635
WOOD GROUP (JOHN) PLC(a)*		57,200	183,778
			3,225,027

TOTAL EQUITIES
(COST: $10,805,093)			$11,587,984

TOTAL INVESTMENTS	98.5%
(COST: $10,805,093)			$11,587,984

OTHER ASSETS LESS LIABILITIES	1.5%		173,620

NET ASSETS - 100% (EQUIVALENT TO $5.30 PER SHARE BASED ON 2,221,016 SHARES OUTSTANDING)			$11,761,604

(a) Fair Valued Security

* Non-Income producing security during the period ended March 31, 2009.

ADR - American Depositary Receipt

Based on the cost of investments of $13,283,475 for federal income tax purposes at March 31, 2009, the aggregate gross unrealized appreciation was $1,423,754, the aggregate gross unrealized depreciation was $3,119,245 and the net unrealized depreciation of investments was $1,695,491.

SECTOR ALLOCATIONS
(AS A PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	17.9%
CONSUMER STAPLES	3.1%
ENERGY	6.2%
FINANCIALS	11.1%
HEALTH CARE	7.1%
INDUSTRIALS	20.0%
INFORMATION TECHNOLOGY	25.1%
MATERIALS	7.9%
TELECOMM SERVICE	0.1%

OBERWEIS ASIA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

		SHARES	VALUE
EQUITIES	95.3%
AUSTRALIA	6.3%
ARROW ENERGY LTD.(a)*		7,900	$15,116
ATLAS IRON LTD.(a)*		27,058	22,181
AUSTRALIAN WORLDWIDE EXPLORATION LTD.(a)*		13,400	22,753
CSL LTD.(a)		2,100	47,453
FORTESCUE METALS GROUP LTD.(a)*		15,600	27,829
GLOUCESTER COAL LTD.(a)*		4,300	15,249
INCITEC PIVOT LTD.(a)*		6,600	9,779
MACARTHUR COAL LTD.(a)*		1,600	3,805
MOUNT GIBSON IRON LTD.(a)*		82,600	26,909
PALADIN ENERGY LTD.(a)*		5,500	13,114
PRIMARY HEALTH CARE LTD.(a)		1,060	3,362
SAI GLOBAL LTD.(a)*		457	764
SINO GOLD MINING LTD.(a)*		11,333	42,184
WORLEYPARSONS LTD.(a)*		700	8,822
			259,320

CHINA	41.3%
AIR MEDIA, INC. ADR*		4,300	18,017
ANTA SPORTS PRODUCTS CO. LTD.(a)*		80,000	52,760
BAIDU.COM, INC. ADR*		960	169,536
CHINA BLUECHEMICAL LTD.(a)*		64,000	35,015
CHINA DISTANCE EDUCATION HLDGS., INC. ADR*		200	1,088
CHINA FISHERY GROUP LTD.(a)*		64,000	25,104
CHINA GREEN HLDGS. LTD.(a)		139,200	82,264
CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP LTD.(a)*		70,000	100,047
CHINA NATIONAL MATERIALS CO. LTD.(a)*		119,000	62,477
CHINA OILFIELD SERVICES LTD.(a)*		22,700	17,990
CHINA OVERSEAS LAND & INVESTMENT LTD.(a)*		14,000	21,942
CHINA SHANSHUI CEMENT GROUP(a)*		58,000	21,164
CHINA SOUTH LOCOMOTIVE AND ROLLING STOCK CORP.(a)*		67,100	30,653
CHINA YURUN FOOD GROUP LTD.(a)*		31,200	39,856
DONGFENG MOTOR GROUP CO. LTD.(a)*		22,000	11,368
GUANGDONG INVESTMENT LTD. (a)*		72,000	29,026
HENGAN INTERNATIONAL GROUP CO. LTD.(a)*		6,700	26,951
KINGSOFT CORP. LTD.(a)*		54,400	22,604
LI NING CO. LTD.(a)*		13,500	22,330
LONGTOP FINANCIAL TECHNOLOGIES LTD. ADR*		1,500	31,845
MINDRAY MEDICAL INTERNATIONAL LTD. ADR		5,610	103,841
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR*		2,589	130,097
PERFECT WORLD CO. LTD. ADR*		2,100	29,505
SHANDA INTERACTIVE ENTERTAINMENT LTD. ADR*		1,960	77,479
SHANDONG MOLONG PETROLEUM MACHINERY CO. LTD.(a)*		216,000	19,207
SHANDONG WEIGAO GROUP (a)*		34,400	61,232
SINA CORP. *		1,000	23,250
SOHU.COM, INC. *		1,010	41,723
TENCENT HLDGS. LTD. (a)*		15,000	110,994
VISIONCHINA MEDIA, INC. ADR *		15,740	101,523
ZHAOJIN MINING INDUSTRY CO. LTD.(a)*		39,700	56,254
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.(a)*		79,000	80,353
ZTE CORP. (a)*		11,000	44,837
			1,702,332

HONG KONG	14.3%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.(a)*		34,000	15,997
C C LAND HLDGS. LTD.(a)*		75,000	16,641
CHINA AUTOMATION GROUP LTD.(a)*		200,800	43,079
CHINA DONGXIANG GROUP CO.(a)*		49,000	18,037
CHINA EVERBRIGHT INTERNATIONAL LTD.(a)*		193,000	38,624
CHINA RESOURCES POWER HLDGS. CO. LTD.(a)*		14,000	29,400
CLP HLDGS. LTD.(a)*		6,200	42,600
COMBA TELECOM SYSTEMS HLDGS. LTD.(a)*		94,000	33,273
INSPUR INTERNATIONAL LTD.(a)*		245,000	28,867
JU TENG INTERNATIONAL HLDGS. LTD.a)*		32,000	9,636
NOBLE GROUP LTD.(a)*		31,400	24,578
PEACE MARK HLDGS. LTD.(a)*		72,000	0
SHIMAO PROPERTY HLDGS. LTD.(a)*		37,500	32,782
SINO BIOPHARMACEUTICAL LTD.(a)*		104,000	15,969
SINO-OCEAN HLDGS. LTD.(a)*		69,300	45,598
SINOTRUK HONG KONG LTD.(a)*		13,000	10,101
SOHO CHINA LTD.(a)*		61,500	24,704
TECHTRONIC INDUSTRIES CO. LTD.(a)*		58,500	27,146
VINDA INTERNATIONAL HLDGS. LTD.(a)*		40,000	17,086
WASION GROUP HLDGS. LTD.(a)*		36,000	11,711
XINAO GAS HLDGS. LTD.(a)*		50,000	50,346
XINYI GLASS HDLGS. CO. LTD.(a)*		120,000	53,254
			589,429

INDIA	7.4%
BHARAT HEAVY ELECTRICALS LTD.(a)		3,000	89,507
BHARTI AIRTEL LTD.(a)*		6,900	85,392
EDUCOMP SOLUTIONS LTD.(a)*		500	20,627
GLENMARK PHARMACEUTICALS LTD.(a)*		4,200	13,060
HINDUSTAN UNILEVER LTD.(a)*		11,100	51,932
IVRCL INFRASTRUCTURES & PROJECTS LTD.(a)*		1,200	2,883
TATA POWER CO. LTD.(a)*		2,900	44,060
			307,461

INDONESIA	2.0%
PT BISI INTERNATIONAL TBK(a)*		273,600	36,854
PT INDO TAMBANGRAYA MEGAH(a)*		23,000	19,782
PT UNITED TRACTORS TBK(a)*		48,000	28,214
			84,850

JAPAN	5.2%
FP CORP.(a)		500	19,553
GOURMET NAVIGATOR, INC.(a)		9	18,202
GS YUASA CORP.(a)*		2,000	9,934
KAKAKU.COM, INC.(a)		4	12,102
NIPPON SHEET GLASS CO. LTD.(a)*		4,000	10,002
NISSHA PRINTING CO. LTD.(a)		700	22,387
NITORI CO. LTD.(a)*		200	11,194
PIGEON CORP.(a)*		600	15,016
POINT, INC.(a)*		500	22,714
SEVEN BANK LTD.(a)*		5	13,321
SUMCO CORP.(a)*		800	11,918
TSUMURA & CO. LTD.(a)		1,100	28,464
UNICHARM PETCARE CORP.(a)		800	20,301
			215,108

MALAYSIA	0.9%
IJM PLANTATIONS BHD(a)*		22,100	12,673
TOP GLOVE CORP. BHD(a)*		17,600	23,179
			35,852

SINGAPORE	3.8%
EPURE INTERNATIONAL LTD.(a)*		229,000	44,657
HYFLUX LTD.(a)*		23,100	25,074
MIDAS HLDGS. LTD.(a)		29,000	8,008
RAFFLES EDUCATION CORP. LTD.(a)		58,400	14,456
SINGAPORE PERTROLEUM CO. LTD.(a)*		7,100	13,378
UNITED OVERSEAS BANK LTD.(a)*		4,500	28,864
WILMAR INTERNATIONAL LTD.(a)*		10,100	21,133
			155,570

SOUTH KOREA	13.9%
CJ INTERNET CORP.(a)*		3,200	37,892
DC CHEMICAL CO. LTD.(a)*		100	14,613
DIGITECH SYSTEMS CO. LTD.(a)*		4,495	79,193
DONG-A PHARMACEUTICAL CO. LTD.(a)		5	323
HANMI PHARMACEUTICAL CO. LTD.(a)*		200	21,762
HYOSUNG CORP.(a)*		800	37,897
HYUNJIN MATERIALS CO. LTD.(a)*		210	5,025
INSUN ENT CO. LTD.(a)*		10,000	35,134
KH VATEC CO. LTD.(a)*		1,500	21,478
KOREAN REINSURANCE CO.(a)*		1,600	12,372
LG LIFE SCIENCES LTD.(a)*		400	16,054
NCSOFT CORP.(a)		500	33,698
NEOWIZ GAMES CORP.(a)*		1,400	47,116
NHN CORP.(a)*		200	22,037
SAMSUNG ELECTRO- MECHANICS CO. LTD.(a)*		400	14,195
SUPREMA, INC.(a)*		900	25,695
WOONGJIN THINKBIG CO. LTD.(a)*		1,300	17,221
YEDANGONLINE CORP.(a)*		17,000	103,921
YUHAN CORP.(a)		204	27,362
			572,988

TAIWAN	0.2%
UNITED MICROELECTRONICS CORP. ADR*		4,200	10,626

TOTAL EQUITIES
(COST: $4,404,371)			$3,933,536

TOTAL INVESTMENTS	95.3%
(COST: $4,404,371)			$3,933,536

OTHER ASSETS LESS LIABILITIES	4.7%		191,894

NET ASSETS - 100% (EQUIVALENT TO $4.33 PER SHARE BASED ON 951,729 SHARES OUTSTANDING)			$4,125,430

(a) Fair Valued Security

* Non-Income producing security during the period ended March 31, 2009.

ADR - American Depositary Receipt

Based on the cost of investments of $4,452,659 for federal income tax purposes at March 31, 2009, the aggregate gross unrealized appreciation was $372,556, the aggregate gross unrealized depreciation was $891,679  and the net unrealized depreciation of investments was $519,123.

SECTOR ALLOCATIONS
(AS A PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	14.0%
CONSUMER STAPLES	8.4%
ENERGY	3.5%
FINANCIALS	4.4%
HEALTH CARE	8.8%
INDUSTRIALS	7.3%
INFORMATION TECHNOLOGY	25.5%
MACHINERY	7.3%
MATERIALS	7.7%
TELECOMM SERVICE	2.0%
UTILITIES	6.4%

Fair Value Measurements

The Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS No. 157”) in September, 2006.  This standard is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2009:

	Oberweis Micro-Cap Fund	Oberweis Emerging Growth Fund	Oberweis Small-Cap Opportunities Fund
Level 1	$18,171,371	$69,653,042	$3,788,085
Level 2	24,661	51,220
Level 3
Total	$18,196,032	$69,704,262	$3,788,085

	Oberweis China Opportunities Fund	Oberweis International Opportunities Fund	Oberweis Asia Opportunities Fund
Level 1	$46,618,939	$1,039,828	$738,529
Level 2	82,800,425	10,548,156	3,195,007
Level 3
Total	$129,419,364	$11,587,984	$3,933,536

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 29, 2009

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	May 29, 2009